Product Sales to External Customers by Business Unit (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue, Major Customer [Line Items]
Net sales	¥ 3,727,252	¥ 3,731,380	¥ 3,479,788
Office Business Unit
Revenue, Major Customer [Line Items]
Net sales	2,078,732	2,000,073	1,757,575
Imaging System Business Unit
Revenue, Major Customer [Line Items]
Net sales	1,343,194	1,448,938	1,405,971
Industry and Others Business Unit
Revenue, Major Customer [Line Items]
Net sales	398,765	374,870	407,840
External Customers
Revenue, Major Customer [Line Items]
Net sales	3,727,252	3,731,380	3,479,788
External Customers | Office Business Unit
Revenue, Major Customer [Line Items]
Net sales	2,075,788	1,993,898	1,751,960
External Customers | Office Business Unit | Monochrome Copiers
Revenue, Major Customer [Line Items]
Net sales	322,398	312,973	274,021
External Customers | Office Business Unit | Color Copiers
Revenue, Major Customer [Line Items]
Net sales	401,447	381,848	324,851
External Customers | Office Business Unit | Printers
Revenue, Major Customer [Line Items]
Net sales	862,000	841,436	766,382
External Customers | Office Business Unit | Others
Revenue, Major Customer [Line Items]
Net sales	489,943	457,641	386,706
External Customers | Imaging System Business Unit
Revenue, Major Customer [Line Items]
Net sales	1,342,501	1,448,186	1,404,394
External Customers | Imaging System Business Unit | Cameras
Revenue, Major Customer [Line Items]
Net sales	861,196	973,517	990,549
External Customers | Imaging System Business Unit | Inkjet Printers
Revenue, Major Customer [Line Items]
Net sales	366,946	363,070	312,429
External Customers | Imaging System Business Unit | Others
Revenue, Major Customer [Line Items]
Net sales	114,359	111,599	101,416
External Customers | Industry and Others Business Unit
Revenue, Major Customer [Line Items]
Net sales	308,963	289,296	323,434
External Customers | Industry and Others Business Unit | Lithography Equipment
Revenue, Major Customer [Line Items]
Net sales	90,395	62,116	62,892
External Customers | Industry and Others Business Unit | Others
Revenue, Major Customer [Line Items]
Net sales	¥ 218,568	¥ 227,180	¥ 260,542